CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Cash Flows from Operating Activities:
Net loss for the period	$ (5,585,556)	$ (3,581,046)	$ (15,145,363)	$ (11,746,831)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	3,126	24,637	14,907	306,161
Depreciation	1,334	2,215	4,463	5,965
Loss on settlement of debt	8,135	0	6,543	0
Loss on sale of equipment	0	0	0	9,432
Gain on disposition of marketable securities	(60)	0	(48,360)	0
Accretion of convertible notes	2,698,129	2,503,435	7,638,594	6,997,483
Changes in non-cash working capital:
Net decrease (increase) in deposits and advances	82,163	(179,138)	371,506	(3,574)
Net increase (decrease) in accounts payable and accrued expenses	77,234	(233,951)	(371,973)	(46,993)
Net cash used in operating activities	(2,715,495)	(1,463,848)	(7,529,683)	(4,478,357)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	0	0	(350,000)	0
Proceeds from sales of equipment	0	0	0	165,000
Proceeds from disposition of marketable securities	156	0	48,456	0
Net cash provided by (used in) investing activities	156	0	(301,544)	165,000
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	39,015	121,300	38,283,988	121,300
Settlement of debt	(77,181)	0	(79,589)	0
Net cash provided by (used in) financing activities	(38,166)	121,300	38,204,399	121,300
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(2,753,505)	(1,342,548)	30,373,172	(4,192,057)
Cash and cash equivalents - beginning of period	42,477,569	3,589,638	9,350,892	6,439,147
Cash and cash equivalents - end of period	$ 39,724,064	$ 2,247,090	$ 39,724,064	$ 2,247,090